Note 18. Loss Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net loss attributable to common stockholders		$ (1,180.4)	$ (586.7)	$ (150.6)
Adjustment for net income attributable to redeemable interest holder		(5.2)	0	0
Adjustment of redeemable noncontrolling interest	0	0	6.8	1.6
Net Income (Loss) Available to Common Stockholders, Basic		(1,185.6)	(593.5)	(152.2)
Net Income (Loss) Available to Common Stockholders, Diluted		$ (1,185.6)	$ (593.5)	$ (152.2)
Weighted Average Number of Shares Outstanding, Basic		269.2	241.7	230.9
Weighted Average diluted Shares before Stock Options And Restricted Stock Units		269.2	241.7	230.9
Basic loss per share (see Note 18)		$ (4.40)	$ (2.46)	$ (0.66)
Earnings Per Share, Diluted		$ (4.40)	$ (2.46)	$ (0.66)